OPERATING LEASES - Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 2,335	$ 4,160	$ 5,899
Variable lease cost	309	1,479	1,621
Total operating lease cost	$ 2,644	$ 5,639	$ 7,520